FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2025
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
16. FAIR VALUE MEASUREMENTS

We account for the fair values of our assets and liabilities utilizing a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value. The following table provides the fair value of our assets and liabilities measured at fair value as categorized within the fair value hierarchy as of March 31, 2025, and March 31, 2024 (in thousands):

		Fair Value Measurement Using
	Recorded Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
March 31, 2025
Assets:
Money market funds	$280,067	$280,067	$-	$-

March 31, 2024
Assets:
Money market funds	$179,709	$179,709	$-	$-